Class A Class C And Investor Class [Member] Expense Example, No Redemption - Class A, Class C and Investor Class - MERIDIAN GROWTH FUND	Jun. 30, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,177
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	693
Expense Example, No Redemption, 3 Years	943
Expense Example, No Redemption, 5 Years	1,212
Expense Example, No Redemption, 10 Years	1,978
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	$ 1,988